Colonial Small Cap Value Fund, Variable Series

                        Supplement to Prospectuses dated
                          May 1, 2000 and June 1, 2000


Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-managed the Fund and Daniel Cantor and Jeffrey Kinzel began co-managing the Fund.

The following is added under the sub-caption, Colonial, under the section Investment Sub-Advisors and Portfolio Managers:

Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial), has been co-manager of the Fund since August, 2000. Mr. Cantor has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, since 1985.

Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Kinzel has been affiliated with and has managed various other funds for Stein Roe since 1991.


                                                                  August 2, 2000

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               Colonial U.S. Growth & Income Fund, Variable series

                        Supplement to Prospectuses dated
                          May 1, 2000 and June 1, 2000


Effective August 1, 2000, Mark Stoeckle no longer managed the Fund and Harvey Hirschhorn and Scott Schermerhorn began co-managing the Fund.

The following paragraph describing Mr. Hirschhorn's information is added and the paragraph describing Mr. Schermerhorn's information is revised under the sub-caption, Colonial, under the section Investment Sub-Advisors and Portfolio
Managers:

Harvey B. Hirschhorn, a senior vice president of Colonial Management Associates, Inc. (Colonial), has co-managed the Fund since August, 2000. Mr. Hirschhorn has been affiliated with and has managed various other funds for Stein Roe & Farnham Incorporated, an affiliate of Colonial, since 1973.

Scott Schermerhorn, a senior vice president of Colonial, has co-managed the Fund since August, 2000. Mr. Schermerhorn has managed various other funds for Colonial since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was the head of the value team at Federated Investors where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund as well as other institutional accounts. Prior to 1996, Mr. Schermerhorn was a member of the growth and income team at J&W Seligman.


                                                                  August 2, 2000


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                           Liberty Select Value Fund,
                                 Variable Series

                   Supplement to Prospectus dated June 1, 2000

Effective August 1, 2000, James P. Haynie and Michael Rega no longer co-managed the Fund and Daniel Cantor and Jeffrey Kinzel began co-managing the Fund.

The following  paragraphs are added under the sub-caption,  Colonial,  under the section Investment Sub-Advisors and Portfolio Managers:

Daniel K. Cantor, a senior vice president of Colonial Management Associates, Inc. (Colonial) and has been co-manager of the Fund since August, 2000. He joined Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial, in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995.

Jeffrey Kinzel, a senior vice president of Colonial, has co-managed the Fund since August, 2000. He joined Stein Roe, an affiliate of Colonial, in 1991 and has served as a senior equity analyst and core portfolio team member in addition to his portfolio management responsibilities.

                                                                  August 2, 2000